UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lafitte Capital Management LP
Address: 701 Brazos Street
         Suite 310
         Austin, TX  78701

13F File Number:  28-12923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bryant J. Regan
Title:     Manager of Lafitte Capital LLC, General Partner
Phone:     512.478.1271

Signature, Place, and Date of Signing:

     Bryant J. Regan     Austin, Texas     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $30,824 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIR T INC                      COM              009207101       60    10504 SH       SOLE                    10504
AMERISTAR CASINOS INC          COM              03070Q101      802    63763 SH       SOLE                    63763
ARENA RESOURCES INC            COM              040049108      461    18110 SH       SOLE                    18110
C&D TECHNOLOGIES INC           COM              124661109     2411  1303373 SH       SOLE                  1303373
CPI CORP                       COM              125902106     3639   492421 SH       SOLE                   492421
ENERSYS                        COM              29275Y102     3465   285871 SH       SOLE                   285871
GENERAL MARITIME CORP NEW      SHS              Y2693R101      843   120433 SH       SOLE                   120433
GULFSTREAM INTL GROUP INC      COM              402738108       95    45276 SH       SOLE                    45276
HI SHEAR TECHNOLOGY CORP       COM              42839Y104     2592   421469 SH       SOLE                   421469
HILLENBRAND INC                COM              431571108     1015    63387 SH       SOLE                    63387
INTERFACE INC                  CL A             458665106      961   321550 SH       SOLE                   321550
KAPSTONE PAPER & PACKAGING C   *W EXP 08/15/200 48562P111        7   142225 SH       SOLE                   142225
KEY TECHNOLOGY INC             COM              493143101     2408   273680 SH       SOLE                   273680
LENNOX INTL INC                COM              526107107      719    27166 SH       SOLE                    27166
METTLER TOLEDO INTERNATIONAL   COM              592688105     2068    40293 SH       SOLE                    40293
MICROS SYS INC                 COM              594901100     1715    91465 SH       SOLE                    91465
NATIONAL OILWELL VARCO INC     COM              637071101      325    11319 SH       SOLE                    11319
NORTECH SYS INC                COM              656553104      650   188478 SH       SOLE                   188478
QUANEX BUILDING PRODUCTS COR   COM              747619104      745    98047 SH       SOLE                    98047
ROWAN COS INC                  COM              779382100      705    58858 SH       SOLE                    58858
TEXTAINER GROUP HOLDINGS LTD   SHS              G8766E109     1440   213339 SH       SOLE                   213339
THOMPSON CREEK METALS CO INC   COM              884768102     1983   499393 SH       SOLE                   499393
TWIN DISC INC                  COM              901476101     1523   220036 SH       SOLE                   220036
VIAD CORP                      COM NEW          92552R406      192    13583 SH       SOLE                    13583